Risk management, derivative instruments and concentrations of risk - Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings (Details) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Beginning Balance, Before tax gains (losses)			$ (5,902)	$ (3,612)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Before tax gains (losses)			(625)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)			(16,327)	4,236
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)			402
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)			731	641
Other comprehensive income for period, Before tax gains (losses)	$ (2,885)	$ 305	(15,819)	4,877
Ending Balance, Before tax gains (losses)	(21,721)	1,265	(21,721)	1,265
Beginning Balance, Tax benefit (expense)			(565)	(864)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	0		0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)			0	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	0		0	(242)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Tax benefit (expense)	60		177
Other comprehensive income for period, Tax benefit (expense)			(177)	(242)
Ending Balance, Tax benefit (expense)	(388)	(622)	(388)	(622)
Beginning Balance, Net of tax			(5,337)	(2,748)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Net of tax			(625)
Effective portion of unrealized loss on cash flow hedge, Net of tax			(16,327)	4,236
Reclassification of amortization of cash flow hedge to earnings, Net of tax			402
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax			554	(399)
Other comprehensive income for period, Net of tax			(15,996)	4,635
Ending Balance, Net of tax	(21,333)	$ 1,887	(21,333)	$ 1,887
Gain (loss) reclassified to earnings, tax			177
Estimated amortization of accumulated other comprehensive income to earnings for the next twelve months			3,000
Interest Expense [Member]
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)	290		402
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	$ (256)		(731)
Reclassification of amortization of cash flow hedge to earnings, Net of tax			(402)
Gain (loss) reclassified to earnings			$ (1,133)